                         AIM HIGH INCOME MUNICIPAL FUND
                            AIM TAX-EXEMPT CASH FUND
                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)

                Supplement dated March 31, 2006 to the Statement
                  of Additional Information dated July 29, 2005
        as supplemented July 29, 2005, August 31, 2005, October 5, 2005,
            December 23, 2005, January 20, 2006 and February 24, 2006

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                          TRUSTEE                                                                  OTHER
"NAME, YEAR OF BIRTH       AND/OR                                                             TRUSTEESHIP(S)
AND POSITION(S) HELD      OFFICER                                                                 HELD BY
   WITH THE TRUST          SINCE          PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS             TRUSTEE
-----------------------   -------   -------------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959     2004    Global Compliance Director, AMVESCAP PLC; and Vice             N/A
Vice President                      President of the AIM Family of Funds

                                    Formerly: Senior Vice President, A I M Management
                                    Group Inc. (financial services holding company);
                                    Senior Vice President and Chief Compliance Officer,
                                    A I M Advisors, Inc. and the AIM Family of Funds; Vice
                                    President and Chief Compliance Officer, A I M Capital
                                    Management, Inc. and A I M Distributors, Inc.; Vice
                                    President, AIM Investment Services, Inc. and Fund
                                    Management Company; and Senior Vice President and
                                    Compliance Director, Delaware Investments Family of
                                    Funds

Kevin M. Carome - 1956      2003    Senior Vice President and General Counsel, AMVESCAP            N/A
Vice President                      PLC; and Vice President of the AIM Family of Funds

                                    Formerly: Director, General Counsel, and Vice
                                    President Fund Management Company; Director, Senior
                                    Vice President, Secretary and General Counsel, A I M
                                    Management Group Inc. (financial services holding
                                    company) and A I M Advisors, Inc.; Director and Vice
                                    President, INVESCO Distributors, Inc.; Senior Vice
                                    President, A I M Distributors, Inc.; Vice President, A
                                    I M Capital Management, Inc. and AIM Investment
                                    Services, Inc.; Senior Vice President and Secretary of
                                    the AIM Family of Funds; and Senior Vice President and
                                    General Counsel, Liberty Financial Companies, Inc. and
                                    Liberty Funds Group, LLC

Todd L. Spillane* -         2006    Senior Vice President, A I M Management Group Inc.;            N/A
1958 Chief Compliance               Senior Vice President and Chief Compliance Officer, A
Officer                             I M Advisors, Inc.; Chief Compliance Officer of the
                                    AIM Family of Funds; Vice President and Chief
                                    Compliance Officer, A I M Capital Management, Inc.;
                                    and Vice President, A I M Distributors, Inc., AIM
                                    Investment Services, Inc. and Fund Management Company

                                    Formerly: Global Head of Product Development,
                                    AIG-Global Investment Group, Inc.; Chief Compliance
                                    Officer and Deputy General Counsel, AIG-SunAmerica
                                    Asset Management, and Chief Compliance Officer, Chief
                                    Operating Officer and Deputy General Counsel, American
                                    General Investment Management

John M. Zerr** - 1962       2006    Director, Senior Vice President, Secretary and General         N/A
Senior Vice President,              Counsel, A I M Management Group Inc. (financial
                                    services

Chief Legal Officer                 holding company) and A I M Advisors, Inc.; Director
and Secretary                       and Vice President, INVESCO Distributors, Inc.; Vice
                                    President, A I M Capital Management, Inc., AIM
                                    Investment Services, Inc., and Fund Management
                                    Company; Senior Vice President, A I M Distributors,
                                    Inc.; and Senior Vice President, Chief Legal Officer
                                    and Secretary of the AIM Family of Funds

                                    Formerly: Chief Operating Officer, Senior Vice
                                    President, General Counsel, and Secretary, Liberty
                                    Ridge Capital, Inc. (an investment adviser); Vice
                                    President and Secretary, PBHG Funds (an investment
                                    company); Vice President and Secretary, PBHG Insurance
                                    Series Fund (an investment company); General Counsel
                                    and Secretary, Pilgrim Baxter Value Investors (an
                                    investment adviser); Chief Operating Officer, General
                                    Counsel and Secretary, Old Mutual Investment Partners
                                    (a broker-dealer); General Counsel and Secretary, Old
                                    Mutual Fund Services (an administrator); General
                                    Counsel and Secretary, Old Mutual Shareholder Services
                                    (a shareholder servicing center); Executive Vice
                                    President, General Counsel and Secretary, Old Mutual
                                    Capital, Inc. (an investment adviser); and Vice
                                    President and Secretary, Old Mutual Advisors Funds (an
                                    investment company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

                          INSTITUTIONAL CLASS SHARES OF

                         AIM TAX-FREE INTERMEDIATE FUND

                   (SERIES PORTFOLIO OF AIM TAX-EXEMPT FUNDS)

                         Supplement dated March 31, 2006
         to the Statement of Additional Information dated July 29, 2005 as supplemented August 31, 2005, October 5, 2005 and December 23, 2005

The following (1) replaces in its entirety, the information relating to Lisa O. Brinkley and Kevin M. Carome and (2) is added with respect to John M. Zerr and Todd L. Spillane, under the heading "APPENDIX C TRUSTEES AND OFFICERS- OTHER OFFICERS" in the Statement of Additional Information.

                           TRUSTEE                                                                OTHER
  "NAME, YEAR OF BIRTH      AND/OR                                                           TRUSTEESHIP(S)
  AND POSITION(S) HELD     OFFICER                                                               HELD BY
     WITH THE TRUST         SINCE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS            TRUSTEE
------------------------   -------   -----------------------------------------------------   --------------
OTHER OFFICERS

Lisa O. Brinkley - 1959      2004    Global Compliance Director, AMVESCAP PLC; and Vice            N/A
Vice President                       President of the AIM Family of Funds

                                     Formerly: Senior Vice President, A I M Management
                                     Group Inc. (financial services holding company);
                                     Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc. and the AIM Family of Funds; Vice
                                     President and Chief Compliance Officer, A I M Capital
                                     Management, Inc. and A I M Distributors, Inc.; Vice
                                     President, AIM Investment Services, Inc. and Fund
                                     Management Company; and Senior Vice President and
                                     Compliance Director, Delaware Investments Family of
                                     Funds

Kevin M. Carome - 1956       2003    Senior Vice President and General Counsel, AMVESCAP           N/A
Vice President                       PLC; and Vice President of the AIM Family of Funds

                                     Formerly: Director, General Counsel, and Vice
                                     President Fund Management Company; Director, Senior
                                     Vice President, Secretary and General Counsel, A I M
                                     Management Group Inc. (financial services holding
                                     company) and A I M Advisors, Inc.; Director and Vice
                                     President, INVESCO Distributors, Inc.; Senior Vice
                                     President, A I M Distributors, Inc.; Vice President,
                                     A I M Capital Management, Inc. and AIM Investment
                                     Services, Inc.; Senior Vice President and Secretary
                                     of the AIM Family of Funds; and Senior Vice President
                                     and General Counsel, Liberty Financial Companies,
                                     Inc. and Liberty Funds Group, LLC

Todd L. Spillane* - 1958     2006    Senior Vice President, A I M Management Group Inc.;           N/A
Chief Compliance Officer             Senior Vice President and Chief Compliance Officer, A
                                     I M Advisors, Inc.; Chief Compliance Officer of the
                                     AIM Family of Funds; Vice President and Chief
                                     Compliance Officer, A I M Capital Management, Inc.;
                                     and Vice President, A I M Distributors, Inc., AIM
                                     Investment Services, Inc. and Fund Management Company

                                     Formerly: Global Head of Product Development,
                                     AIG-Global Investment Group, Inc.; Chief Compliance
                                     Officer and Deputy General Counsel, AIG-SunAmerica
                                     Asset Management, and Chief Compliance Officer, Chief
                                     Operating Officer and Deputy General Counsel,
                                     American General Investment Management

John M. Zerr** - 1962        2006    Director, Senior Vice President, Secretary and                N/A
Senior Vice President,               General Counsel, A I M Management Group Inc.
Chief Legal Officer                  (financial services holding company) and A I M
and                                  Advisors, Inc.; Director and Vice

Secretary                            President, INVESCO Distributors, Inc.; Vice
                                     President, A I M Capital Management, Inc., AIM
                                     Investment Services, Inc., and Fund Management
                                     Company; Senior Vice President, A I M Distributors,
                                     Inc.; and Senior Vice President, Chief Legal Officer
                                     and Secretary of the AIM Family of Funds

                                     Formerly: Chief Operating Officer, Senior Vice
                                     President, General Counsel, and Secretary, Liberty
                                     Ridge Capital, Inc. (an investment adviser); Vice
                                     President and Secretary, PBHG Funds (an investment
                                     company); Vice President and Secretary, PBHG
                                     Insurance Series Fund (an investment company);
                                     General Counsel and Secretary, Pilgrim Baxter Value
                                     Investors (an investment adviser); Chief Operating
                                     Officer, General Counsel and Secretary, Old Mutual
                                     Investment Partners (a broker-dealer); General
                                     Counsel and Secretary, Old Mutual Fund Services (an
                                     administrator); General Counsel and Secretary, Old
                                     Mutual Shareholder Services (a shareholder servicing
                                     center); Executive Vice President, General Counsel
                                     and Secretary, Old Mutual Capital, Inc. (an
                                     investment adviser); and Vice President and
                                     Secretary, Old Mutual Advisors Funds (an investment
                                     company)

*    Mr. Spillane was elected Chief Compliance Officer effective March 29, 2006.

** Mr. Zerr was elected Senior Vice President, Chief Legal Officer and Secretary effective March 29, 2006.

Additionally, effective March 31, 2006, Mr. Edward K. Dunn retired as a Trustee of the AIM Funds."

            AIM HIGH INCOME MUNICIPAL FUND - CLASS A, B AND C SHARES

                         Supplement dated March 31, 2006
              to the Prospectus dated July 29, 2005 as supplemented
    August 5, 2005, December 8, 2005, December 23, 2005 and January 20, 2006

The fund has been engaged in a limited public offering of its shares since August 5, 2005 due to the advisor's belief that the types of securities that met the fund's investment criteria were in limited supply. The advisor has determined that there is currently an ample supply of the types of securities in which the fund invests to permit the fund to re-open to all investors for a one week period commencing with the start of business on April 17, 2006 through the close of business on April 21, 2006. After April 21, 2006, the fund again will conduct a limited public offering of its shares. See "Other Information - Limited Fund Offering" in your prospectus.

Effective April 1, 2006, the following replaces in its entirety the information appearing in footnote 4 under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE" on page 4 of the Prospectus:

     "(4) The fund's investment advisor has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Class A, Class B and Class C shares to 0.65%, 1.40% and 1.40% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes;
     (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC, the only expense offset arrangements from which the fund benefits are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors."

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 5 of the Prospectus:

     "The settlement agreement between A I M Advisors, Inc. and certain of its affiliates and the New York Attorney General requires A I M Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

          - You invest $10,000 in the fund and hold it for the entire 10 year period;

          -    Your investment has a 5% return before expenses each year;

          - Hypotheticals both with and without any applicable initial sales charge applied (see "Shareholder Information - Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

          -    There is no sales charge on reinvested dividends.

     There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that A I M Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios, your actual returns and expenses are likely to differ (higher or lower) from those shown below.

CLASS A
INCLUDES
MAXIMUM
FRONT END
SALES
CHARGE        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)         1.08%        1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%

Cumulative
Return
Before
Expenses         5.00%       10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses        (0.83)%       3.06%       7.10%      11.30%      15.66%      20.19%      24.90%      29.80%      34.89%      40.18%

End of
Year
Balance     $9,898.38   $10,286.40  $10,689.62  $11,108.66  $11,544.12  $11,996.65  $12,466.91  $12,955.62  $13,463.48  $13,991.25

Estimated
Annual
Expenses    $  579.89   $   109.00  $   113.27  $   117.71  $   122.32  $   127.12  $   132.10  $   137.28  $   142.66  $   148.26

CLASS A
WITHOUT
FRONT END
SALES
CHARGE        YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
---------   ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%       1.08%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.92%       7.99%      12.23%      16.63%      21.20%      25.95%      30.89%      36.02%      41.35%      46.89%

End of
Year
Balance     $10,392.00  $10,799.37  $11,222.70  $11,662.63  $12,119.81  $12,594.90  $13,088.62  $13,601.70  $14,134.88  $14,688.97

Estimated
Annual
Expenses    $   110.12  $   114.43  $   118.92  $   123.58  $   128.43  $   133.46  $   138.69  $   144.13  $   149.78  $   155.65

CLASS B(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.08%       1.08%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.17%       6.44%       9.81%      13.30%      16.89%      20.59%      24.42%      28.36%      33.39%      38.62%

End of
Year
Balance     $10,317.00  $10,644.05  $10,981.47  $11,329.58  $11,688.73  $12,059.26  $12,441.54  $12,835.93  $13,339.10  $13,861.99

Estimated
Annual
Expenses    $   185.90  $   191.79  $   197.87  $   204.15  $   210.62  $   217.29  $   224.18  $   231.29  $   141.35  $   146.89

CLASS C(2)    YEAR 1      YEAR 2      YEAR 3      YEAR 4      YEAR 5      YEAR 6      YEAR 7      YEAR 8      YEAR 9      YEAR 10
----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Annual
Expense
Ratio(1)          1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%       1.83%

Cumulative
Return
Before
Expenses          5.00%      10.25%      15.76%      21.55%      27.63%      34.01%      40.71%      47.75%      55.13%      62.89%

Cumulative
Return
After
Expenses          3.17%       6.44%       9.81%      13.30%      16.89%      20.59%      24.42%      28.36%      32.43%      36.63%

End of
Year
Balance     $10,317.00  $10,644.05  $10,981.47  $11,329.58  $11,688.73  $12,059.26  $12,441.54  $12,835.93  $13,242.83  $13,662.63

Estimated
Annual
Expenses    $   185.90  $   191.79  $   197.87  $   204.15  $   210.62  $   217.29  $   224.18  $   231.29  $   238.62  $   246.18

(1)  Your actual expenses may be higher or lower than those shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through five for Class B and year one for Class C have not been deducted."

The following sentence is added at the end of the discussion regarding Franklin Ruben which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus:

     "Effective February 12, 2006, Mr. Ruben is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

             AIM TAX-FREE INTERMEDIATE FUND - CLASS A AND A3 SHARES

                         Supplement dated March 31, 2006
                      to the Prospectus dated July 29, 2005
             as supplemented December 8, 2005 and December 23, 2005

The following sentence is added at the end of the discussion regarding Richard
A. Berry which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus:

"Effective February 12, 2006, Mr. Berry is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Stephen
D. Turman which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 7 of the Prospectus:

"Effective February 12, 2006, Mr. Turman is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

           AIM TAX-FREE INTERMEDIATE FUND - INSTITUTIONAL CLASS SHARES

                         Supplement dated March 31, 2006
                      to the Prospectus dated July 29, 2005
             as supplemented December 8, 2005 and December 23, 2005

The following sentence is added at the end of the discussion regarding Richard
A. Berry which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus:

"Effective February 12, 2006, Mr. Berry is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."

The following sentence is added at the end of the discussion regarding Stephen
D. Turman which appears under the heading "FUND MANAGEMENT -- PORTFOLIO MANAGERS" on page 6 of the Prospectus:

"Effective February 12, 2006, Mr. Turman is a dual employee of AIM and INVESCO Institutional (N.A.), Inc."